Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2021
Land use rights, net
Schedule of land use rights, net

	As of December 31,
	2020	2021

	(RMB in millions)
Land use rights	11,787	15,253
Less: accumulated amortization	(662)	(925)

Net book value	11,125	14,328

Schedule of amortization expenses related to the land use rights for future periods

	For the year ended December 31,
	2022	2023	2024	2025	2026	2027 and thereafter

	(RMB in millions)
Amortization expenses	319	319	319	319	319	12,733